Fair value measurement - Summary of Fair Value Measurement Hierarchy for Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	€ 1,796,061	€ 1,882,511
Currency swap [member]
Disclosure of fair value measurement of assets [line items]
Assets	56	73
Foreign exchange forward contracts [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,102	580
Equity instruments designated at fair value through OCI [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,423	7,931
Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Assets	3,690
Interest rate swap deal [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,824
Financial assets at fair value through profit or loss, category [member] | Investments in equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,499	5,593
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Investments in equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	6,499	5,593
Level 2 of fair value hierarchy [member] | Currency swap [member]
Disclosure of fair value measurement of assets [line items]
Assets	56	73
Level 2 of fair value hierarchy [member] | Foreign exchange forward contracts [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,102	580
Level 2 of fair value hierarchy [member] | Interest rate swap deal [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,824
Level 3 of fair value hierarchy [member] | Equity instruments designated at fair value through OCI [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,423	€ 7,931
Level 3 of fair value hierarchy [member] | Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Assets	€ 3,690